RISK/RETURN SUMMARY
Investment Objective
The primary investment goal of the American Fidelity Dual Strategy Fund (the “Fund”) is long-term capital growth.
Fees and Expenses of the Fund
The information below reflects the fees and expenses that the Fund incurs. The Fund’s fees and expenses will impact your investment. Because you may only invest indirectly in the Fund either by purchasing a variable annuity contract issued by a separate account or by participating in a contract available through your employer’s retirement plan, your investment may also be impacted by fees imposed by the separate account. The following information does not include fees and expenses that you may incur at the separate account level.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	American Fidelity Dual Strategy Fund
Management Fees	0.50%
Total Annual Fund Operating Expenses	0.50%

Example
This Example is intended to help you compare the cost of investing in the Dual Strategy Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Dual Strategy Fund for the time periods indicated and that your investment has a 5% return each year. The Example also assumes that the Fund’s operating expenses remain the same. Because the Fund does not charge you a fee when you redeem shares, the costs shown below would remain the same regardless of whether or not you redeemed your shares at the end of each period. Although your actual costs may be higher or lower than the costs in the Example, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
American Fidelity Dual Strategy Fund	51	160	279	627

This Example does not include fees and expenses that you may incur at the separate account level.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 102.34% of the average value of its portfolio.
Principal Investment Strategy
The Fund has a “dual investment strategy” and invests primarily in common stocks of U.S. companies. The Fund has four sub-advisors that independently manage a portion of the Fund’s portfolio using different investment strategies. The approach of two of the sub-advisors (Quest Investment Management, Inc. and The Renaissance Group, LLC) is growth oriented and focuses on the relationship that often exists between (1) higher prices for large capitalization stocks bought in the market and (2) increased company earnings. The other two sub-advisors (Beck, Mack & Oliver LLC and WEDGE Capital Management L.L.P.) are “value” sub-advisors, generally focusing on undervalued equity securities with large capitalizations.
Principal Risks of Investing

The Fund’s shares will rise and fall in value, and you may lose money on your investment in the Fund. The risk exists that the Fund may underperform other investments in the event that:

  Either value stocks or growth stocks fall out of favor with investors, causing part of the Fund’s portfolio to underperform.
  Companies in which the Fund’s growth-oriented sub-advisors invest do not grow as rapidly as expected.
  Value stocks held by the Fund do not reach the value anticipated by the Fund’s value-oriented sub-advisor.
  The Fund’s foreign investments were not solely the purchase of American Depository Receipts (ADR), thus eliminating fluctuations in currency exchange rates, market illiquidity, price volatility, high trading costs or difficulties in settlement.
  Earnings of companies in which the Fund invests are not achieved, and income available for interest or dividend payments is reduced.

Only separate accounts of insurance companies may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account or by participating in a contract available through your employer’s retirement plan. The Dual Strategy Fund may be appropriate for you to invest in through a separate account if you:

  Want a regular investment program for retirement savings.
  Can benefit from deferred taxation of capital appreciation and income.
  Are several years from retirement and can pursue a long-term investment goal.
  Want to add an investment with growth potential to diversify your other retirement investments.
  Are willing to accept higher short-term risk along with higher potential long-term returns.

You should read the applicable separate account prospectus for information about (1) purchasing a variable annuity contract or participating in a variable annuity contract, (2) other investment options that may be available to you in addition to the Dual Strategy Fund, (3) the terms of your variable annuity contract, (4) expenses related to purchasing a variable annuity contract, and (5) procedures for redeeming the Fund’s shares through the separate account.

Annual Total Return
The bar chart below shows how the Fund’s annual total return has varied from year to year over a ten-year period. This information illustrates the variability of the Fund’s returns and provides some indication of the risks of investing in the Fund. The average annual total return information at the bottom of the page shows the Fund’s performance over time compared with that of the Standard & Poor’s 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices, and the Russell 1000® Index, another widely recognized common stock index. This information may help you evaluate the Fund’s risks and potential rewards; however, the Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Additionally, these returns are calculated for the Dual Strategy Fund. They do not reflect insurance, sales and administrative charges deducted by participating separate accounts – including those charges would reduce the Fund’s total returns for all periods.
Average Annual Total Returns	Label	1 Year	5 Years	10 Years
American Fidelity Dual Strategy Fund	Fund	18.73%	1.94%	0.28%
American Fidelity Dual Strategy Fund S&P 500 Index	S&P 500 Index	15.06%	2.29%	1.41%
American Fidelity Dual Strategy Fund Russell 1000 Index	Russell 1000® Index	16.10%	2.59%	1.83%

INVESTMENT RESULTS

Highest Quarterly Return: 15.24%, 3rd Quarter 2009 Lowest Quarterly Return: -22.74%, 4th Quarter 2008

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	AMERICAN FIDELITY DUAL STRATEGY FUND INC
Central Index Key	dei_EntityCentralIndexKey	0001061130
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 1, 2011
Prospectus Date	rr_ProspectusDate	May 1, 2011
American Fidelity Dual Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The primary investment goal of the American Fidelity Dual Strategy Fund (the “Fund”) is long-term capital growth.
Fees and Expenses of the Fund	afdsf1061130_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The information below reflects the fees and expenses that the Fund incurs. The Fund’s fees and expenses will impact your investment. Because you may only invest indirectly in the Fund either by purchasing a variable annuity contract issued by a separate account or by participating in a contract available through your employer’s retirement plan, your investment may also be impacted by fees imposed by the separate account. The following information does not include fees and expenses that you may incur at the separate account level.
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	rr_ManagementFeesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%
Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Dual Strategy Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Dual Strategy Fund for the time periods indicated and that your investment has a 5% return each year. The Example also assumes that the Fund’s operating expenses remain the same. Because the Fund does not charge you a fee when you redeem shares, the costs shown below would remain the same regardless of whether or not you redeemed your shares at the end of each period. Although your actual costs may be higher or lower than the costs in the Example, based on these assumptions, your costs would be:
1 Year	rr_ExpenseExampleYear01	51
3 Years	rr_ExpenseExampleYear03	160
5 Years	rr_ExpenseExampleYear05	279
10 Years	rr_ExpenseExampleYear10	627
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This Example does not include fees and expenses that you may incur at the separate account level.
Portfolio Turnover	afdsf1061130_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 102.34% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	102.34%
Investment Strategy, Risks and Performance	afdsf1061130_InvestmentStrategyRiskAndPerformanceAbstract
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund has a “dual investment strategy” and invests primarily in common stocks of U.S. companies. The Fund has four sub-advisors that independently manage a portion of the Fund’s portfolio using different investment strategies. The approach of two of the sub-advisors (Quest Investment Management, Inc. and The Renaissance Group, LLC) is growth oriented and focuses on the relationship that often exists between (1) higher prices for large capitalization stocks bought in the market and (2) increased company earnings. The other two sub-advisors (Beck, Mack & Oliver LLC and WEDGE Capital Management L.L.P.) are “value” sub-advisors, generally focusing on undervalued equity securities with large capitalizations.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund has a “dual investment strategy” and invests primarily in common stocks of U.S. companies.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund’s shares will rise and fall in value, and you may lose money on your investment in the Fund. The risk exists that the Fund may underperform other investments in the event that:

  Either value stocks or growth stocks fall out of favor with investors, causing part of the Fund’s portfolio to underperform.
  Companies in which the Fund’s growth-oriented sub-advisors invest do not grow as rapidly as expected.
  Value stocks held by the Fund do not reach the value anticipated by the Fund’s value-oriented sub-advisor.
  The Fund’s foreign investments were not solely the purchase of American Depository Receipts (ADR), thus eliminating fluctuations in currency exchange rates, market illiquidity, price volatility, high trading costs or difficulties in settlement.
  Earnings of companies in which the Fund invests are not achieved, and income available for interest or dividend payments is reduced.

Only separate accounts of insurance companies may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity contract issued by a separate account or by participating in a contract available through your employer’s retirement plan. The Dual Strategy Fund may be appropriate for you to invest in through a separate account if you:

  Want a regular investment program for retirement savings.
  Can benefit from deferred taxation of capital appreciation and income.
  Are several years from retirement and can pursue a long-term investment goal.
  Want to add an investment with growth potential to diversify your other retirement investments.
  Are willing to accept higher short-term risk along with higher potential long-term returns.

You should read the applicable separate account prospectus for information about (1) purchasing a variable annuity contract or participating in a variable annuity contract, (2) other investment options that may be available to you in addition to the Dual Strategy Fund, (3) the terms of your variable annuity contract, (4) expenses related to purchasing a variable annuity contract, and (5) procedures for redeeming the Fund’s shares through the separate account.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund’s shares will rise and fall in value, and you may lose money on your investment in the Fund.
Annual Total Return	afdsf1061130_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Annual Total Return
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund’s annual total return has varied from year to year over a ten-year period. This information illustrates the variability of the Fund’s returns and provides some indication of the risks of investing in the Fund. The average annual total return information at the bottom of the page shows the Fund’s performance over time compared with that of the Standard & Poor’s 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices, and the Russell 1000® Index, another widely recognized common stock index. This information may help you evaluate the Fund’s risks and potential rewards; however, the Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Additionally, these returns are calculated for the Dual Strategy Fund. They do not reflect insurance, sales and administrative charges deducted by participating separate accounts – including those charges would reduce the Fund’s total returns for all periods.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s annual total return has varied from year to year over a ten-year period. This information illustrates the variability of the Fund’s returns and provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The average annual total return information at the bottom of the page shows the Fund’s performance over time compared with that of the Standard & Poor’s 500 Composite Stock Price Index, a widely recognized, unmanaged index of common stock prices, and the Russell 1000® Index, another widely recognized common stock index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	This information may help you evaluate the Fund’s risks and potential rewards; however, the Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	They do not reflect insurance, sales and administrative charges deducted by participating separate accounts – including those charges would reduce the Fund’s total returns for all periods.
Average annual total returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average annual total returns as of 12/31/10
Label	rr_AverageAnnualReturnLabel	Fund
1 Year	rr_AverageAnnualReturnYear01	18.73%
5 Years	rr_AverageAnnualReturnYear05	1.94%
10 Years	rr_AverageAnnualReturnYear10	0.28%
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	INVESTMENT RESULTS
2001	rr_AnnualReturn2001	(11.33%)
2002	rr_AnnualReturn2002	(25.05%)
2003	rr_AnnualReturn2003	25.38%
2004	rr_AnnualReturn2004	8.16%
2005	rr_AnnualReturn2005	3.66%
2006	rr_AnnualReturn2006	9.89%
2007	rr_AnnualReturn2007	9.90%
2008	rr_AnnualReturn2008	(38.60%)
2009	rr_AnnualReturn2009	25.01%
2010	rr_AnnualReturn2010	18.73%
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 15.24%, 3rd Quarter 2009 Lowest Quarterly Return: -22.74%, 4th Quarter 2008
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.24%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.74%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
American Fidelity Dual Strategy Fund | S&P 500 Index
Average annual total returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
1 Year	rr_AverageAnnualReturnYear01	15.06%
5 Years	rr_AverageAnnualReturnYear05	2.29%
10 Years	rr_AverageAnnualReturnYear10	1.41%
American Fidelity Dual Strategy Fund | Russell 1000 Index
Average annual total returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000® Index
1 Year	rr_AverageAnnualReturnYear01	16.10%
5 Years	rr_AverageAnnualReturnYear05	2.59%
10 Years	rr_AverageAnnualReturnYear10	1.83%